Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.4%
Standardaero, Inc. (A)	146,521	$ 3,903,319
Biotechnology - 2.6%
Argenx SE, ADR (A)	12,171	7,203,589
Ascendis Pharma AS, ADR (A)	42,464	6,618,439
Revolution Medicines, Inc. (A)	83,126	2,939,335
Sarepta Therapeutics, Inc. (A)	39,703	2,533,846
Vaxcyte, Inc. (A)	76,195	2,877,123
		22,172,332
Capital Markets - 4.0%
Cboe Global Markets, Inc.	27,126	6,138,343
Charles Schwab Corp.	104,991	8,218,695
LPL Financial Holdings, Inc.	60,694	19,855,435
		34,212,473
Chemicals - 1.5%
Corteva, Inc.	201,243	12,664,222
Commercial Services & Supplies - 4.8%
Cimpress PLC (A)	88,039	3,982,004
Clean Harbors, Inc. (A)	53,231	10,491,830
RB Global, Inc.	109,204	10,953,161
Rentokil Initial PLC (B)	817,270	£8,671,471
Veralto Corp.	72,083	7,024,488
		41,122,954
Construction & Engineering - 1.2%
API Group Corp. (A)	277,890	9,937,346
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (A)	57,381	4,307,592
Electric Utilities - 2.3%
Alliant Energy Corp.	312,007	20,077,650
Electrical Equipment - 1.1%
Sensata Technologies Holding PLC	389,522	9,453,699
Electronic Equipment, Instruments & Components - 6.4%
CDW Corp.	52,168	8,360,444
Flex Ltd. (A)	616,443	20,391,934
TE Connectivity PLC	36,327	5,133,732
Teledyne Technologies, Inc. (A)	42,125	20,966,034
		54,852,144
Entertainment - 2.7%
Liberty Media Corp. - Liberty Formula One, Class C (A)	230,879	20,781,419
Liberty Media Corp. - Liberty Formula One, Class A (A)	29,511	2,404,261
		23,185,680
Financial Services - 3.0%
Global Payments, Inc.	67,380	6,597,850
WEX, Inc. (A)	121,908	19,141,994
		25,739,844
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 2.5%
JB Hunt Transport Services, Inc.	106,819	$ 15,803,871
TFI International, Inc.	77,140	5,974,493
		21,778,364
Health Care Equipment & Supplies - 8.5%
Boston Scientific Corp. (A)	288,301	29,083,805
Cooper Cos., Inc. (A)	69,882	5,894,547
Globus Medical, Inc., Class A (A)	29,656	2,170,819
ICU Medical, Inc. (A)	56,470	7,841,424
Lantheus Holdings, Inc. (A)	42,609	4,158,638
STERIS PLC	30,684	6,954,529
Teleflex, Inc.	123,079	17,008,287
		73,112,049
Hotels, Restaurants & Leisure - 3.2%
Aramark	373,728	12,901,091
DoorDash, Inc., Class A (A)	58,563	10,703,559
Entain PLC	505,897	3,822,268
		27,426,918
Industrial REITs - 0.6%
Lineage, Inc.	90,834	5,325,597
Insurance - 7.1%
Intact Financial Corp.	145,401	29,706,645
W.R. Berkley Corp.	276,629	19,684,920
Willis Towers Watson PLC	33,816	11,428,117
		60,819,682
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	67,503	2,536,763
IT Services - 5.4%
Amdocs Ltd.	210,667	19,276,031
GoDaddy, Inc., Class A (A)	152,750	27,516,385
		46,792,416
Life Sciences Tools & Services - 5.0%
Avantor, Inc. (A)	555,687	9,007,686
Illumina, Inc. (A)	48,748	3,867,666
Revvity, Inc.	183,448	19,408,799
Waters Corp. (A)	29,755	10,966,800
		43,250,951
Machinery - 3.3%
Fortive Corp.	242,391	17,738,173
Ingersoll Rand, Inc.	136,460	10,920,894
		28,659,067
Multi-Utilities - 3.0%
Ameren Corp.	141,825	14,239,230
DTE Energy Co.	87,098	12,043,041
		26,282,271
Passenger Airlines - 1.1%
Ryanair Holdings PLC, ADR (B)	220,803	9,355,423
Professional Services - 8.4%
Broadridge Financial Solutions, Inc., ADR	76,059	18,441,265
Dayforce, Inc. (A)	183,398	10,697,605
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	386,308	$ 32,268,307
TransUnion	87,155	7,232,994
UL Solutions, Inc., Class A	59,177	3,337,583
		71,977,754
Real Estate Management & Development - 0.2%
FirstService Corp.	11,521	1,911,910
Semiconductors & Semiconductor Equipment - 4.2%
KLA Corp.	11,116	7,556,657
NXP Semiconductors NV	80,733	15,344,114
ON Semiconductor Corp. (A)	316,434	12,875,699
		35,776,470
Software - 9.2%
AppLovin Corp., Class A (A)	70,493	18,678,530
Constellation Software, Inc.	13,714	43,431,272
Dynatrace, Inc. (A)	106,819	5,036,516
PTC, Inc. (A)	53,522	8,293,234
Topicus.com, Inc. (A)(B)	42,403	4,160,300
		79,599,852
Specialized REITs - 1.1%
Lamar Advertising Co., Class A	80,226	9,128,114
Specialty Retail - 2.4%
Burlington Stores, Inc. (A)	23,527	5,607,190
CarMax, Inc. (A)	152,945	11,917,474
Wayfair, Inc., Class A (A)	90,055	2,884,462
		20,409,126
Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	276,761	12,238,371
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 2.0%
Ferguson Enterprises, Inc.	109,789	$ 17,591,492
Total Common Stocks (Cost $728,830,073)		855,601,845
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (C)	541,706	541,706
Total Other Investment Company (Cost $541,706)		541,706

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.80% (C), dated 03/31/2025, to be repurchased at $5,448,853 on 04/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/30/2026, and with a value of $5,557,739.	$ 5,448,581	5,448,581
Total Repurchase Agreement (Cost $5,448,581)		5,448,581
Total Investments (Cost $734,820,360)		861,592,132
Net Other Assets (Liabilities) - (0.1)%		(689,801)
Net Assets - 100.0%		$ 860,902,331
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$849,297,197	$6,304,648	$—	$855,601,845
Other Investment Company	541,706	—	—	541,706
Repurchase Agreement	—	5,448,581	—	5,448,581
Total Investments	$849,838,903	$11,753,229	$—	$861,592,132
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,456,364, collateralized by cash collateral of $541,706 and non-cash collateral, such as U.S. government securities of $6,091,994. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Mid-Cap Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust